Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (11,538,000)	$ (4,632,000)	$ (7,737,000)	$ (11,548,000)
Adjustments to reconcile net loss to net cash used for operating activities:
Share-based compensation expense	8,568,000	5,672,000	8,604,000	254,000
(Gain)/loss on adjustment to fair value of derivative liabilities	0	(2,696,000)	(2,998,000)	9,508,000
Depreciation	3,000	0	0	0
Changes in operating assets and liabilities:
Prepaids and other current assets	(22,000)	20,000	35,000	7,000
Accounts payable and accrued expenses	322,000	(52,000)	(49,000)	31,000
Accrued payroll and related expenses	39,000	11,000	10,000	(78,000)
Net cash used for operating activities	(2,628,000)	(1,677,000)	(2,135,000)	(1,826,000)
Investing activities
Purchase of equipment and furnishings	(40,000)	0
Restricted cash	(37,000)	0
Net cash used for investing activities	(77,000)	0
Financing Activities
Exercise of Series C-2 Warrants for Preferred Shares			500,000
Net cash provided by financing activities			500,000
Net proceeds from the issuance of common stock	6,750,000	0
Proceeds from the issuance of series F convertible preferred stock	3,250,000	0
Net cash provided by financing activities	10,000,000	0
Net increase (decrease) in cash and cash equivalents	7,295,000	(1,677,000)	(1,635,000)	(1,826,000)
Cash and cash equivalents at beginning of period	3,405,000	5,040,000	5,040,000	6,866,000
Cash and cash equivalents at end of period	10,700,000	3,363,000	3,405,000	5,040,000
Supplemental disclosure of cash flow information:
Issuance of Series D-12 Preferred Stock			4,631,000
Conversion of Series C-12 and D-12 Preferred Stock into common stock			47,000	904,000
Reclassification of preferred stock no longer redeemable			5,792,000
Reclassification of preferred stock currently redeemable				5,531,000
Reclassification of Derivative Liabilities value due to removal of redemption and certain conversion features			12,418,000
Dividends paid in Series C-12 Preferred Stock	801,000	655,000	780,000	58,000
Series C-12 Preferred Stock dividends forfeited				17,000
Redemption, Convertible Preferred Stock And Convertible Preferred Stock Warrants	4,568,000	0
Stock Issued During Period, Value, New Issues	0	3,611,000
Exchange Of Series C-2 For Series C-1 Preferred Stock [Member]
Supplemental disclosure of cash flow information:
Conversion of Series C-12 and D-12 Preferred Stock into common stock	557,000	0
Conversion Of Series C-1 And D-1 Preferred Stock Into Common Stock [Member]
Supplemental disclosure of cash flow information:
Conversion of Series C-12 and D-12 Preferred Stock into common stock	$ 58,000	$ 46,000